Income Taxes And Tax Status (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Foreign income tax expense
Current tax provision or benefit	$ 0	$ 0
Corporate tax rate	21.00%	21.00%
Operating loss carryforwards	$ 323,200,000
Operating loss carryforwards subject to expiration	294,100,000
Unrecognized tax benefits	927,000	$ 927,000	$ 927,000
Accrued interest or penalties	0	0
Income tax-related interest income, expense or penalties	0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, Amount	$ 6,600,000
Minimum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2020
Period subject to IRS examination	2001
Minimum [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2021
Maximum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2037
Period subject to IRS examination	2020
Maximum [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2038
Convertible Debt [Member] | Promissory Notes [Member]
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits	$ 200,000